CONDENSED STATEMENT OF CHANGES IN SHAREHOLDER'S EQUITY (unaudited) - USD ($)		Class B Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance – June 30, 2021 (unaudited) at Sep. 30, 2021		$ 791	$ 24,209	$ (8,529)	$ 16,471
Ending balance, shares at Sep. 30, 2021		7,906,250
Balance – April 30, 2021 at Apr. 25, 2021
Shares, Outstanding, Beginning Balance at Apr. 25, 2021	[1]
Issuance of Class B ordinary shares to sponsor		$ 791	24,209		25,000
Net loss				(8,529)	(8,529)
Balance – June 30, 2021 (unaudited) at Apr. 30, 2021		$ 791	24,209	(8,529)	16,471
Ending balance, shares at Apr. 30, 2021	[1]	7,906,250
Balance – April 30, 2021 at Apr. 25, 2021
Shares, Outstanding, Beginning Balance at Apr. 25, 2021	[1]
Issuance of Class B ordinary shares to sponsor	[2]	$ 791	24,209		25,000
Issuance of Class B ordinary shares to sponsors, shares	[1]	7,906,250
Net loss				(8,529)	(8,529)
Balance – June 30, 2021 (unaudited) at Jun. 30, 2021		$ 791	24,209	(8,529)	16,471
Ending balance, shares at Jun. 30, 2021	[1]	7,906,250
Balance – April 30, 2021 at Apr. 30, 2021		$ 791	24,209	(8,529)	16,471
Shares, Outstanding, Beginning Balance at Apr. 30, 2021	[1]	7,906,250
Net loss
Balance – June 30, 2021 (unaudited) at Jun. 30, 2021		$ 791	24,209	(8,529)	16,471
Ending balance, shares at Jun. 30, 2021	[1]	7,906,250
Net loss
Balance – June 30, 2021 (unaudited) at Sep. 30, 2021		$ 791	$ 24,209	$ (8,529)	$ 16,471
Ending balance, shares at Sep. 30, 2021		7,906,250

[1]	Includes an aggregate of up to 1,031,250 Class B ordinary shares that are subject to forfeiture if the over-allotment option is not exercised in full by the underwriters (see Note 8).
[2]	Included an aggregate of up to 1,031,250 Class B ordinary shares that were subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriters. The over-allotment option was exercised in full on October 19, 2021; thus, these shares are no longer subject to forfeiture (see Note 5 and Note 8).